RELATED PARTIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 GBP (£)	Mar. 20, 2013 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Feb. 13, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 GBP (£)	Dec. 31, 2005 USD ($)	Dec. 31, 2004 GBP (£)	Dec. 31, 2013 Director [Member] USD ($)	Dec. 31, 2013 Grant Date 3 [Member] USD ($)		Dec. 31, 2012 Grant Date 3 [Member]	Feb. 12, 2012 Service Provider [Member] USD ($)
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	$ 330	$ 718															$ 309
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Number (in shares)	543,135													309,492	[1]	309,492
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.01		£ 0.01		£ 0.01	£ 0.01		$ 0.01	£ 0.01	$ 0.01
Share Based Compensation Arrangement By Share Based Payment Award Options and Warrants Outstanding Exercise Price (in dollars per share)						£ 2								$ 2.00	[1]
Retainer Fee Payable												£ 1.5
Due to Other Related Parties	0	49											66
Director Fee Waiver					15,000			73
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	555	365	413
Payments to Suppliers and Employees, Total													$ 66

[1]	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 13.